Fees Summary	Jun. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,783,726,803.67
Previously Paid Amount	0
Total Fee Amount	2,110,288.57
Total Offset Amount	0
Net Fee	$ 2,110,288.57